Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about finance income expense [line items]
Contractual interest on ﬁnancial assets	kr 2,515	kr 1,897	kr 717
Net revaluation gains and losses on financial assets	137	64	(146)
Financial income	2,734	2,145	778
Net revaluation gains and losses on financial liabilities	82	(134)	379
Net interest on pension liabilities	(647)	(517)	(361)
Financial expenses	(4,103)	(4,118)	(1,930)
Net foreign exchange gains/losses	(355)	(1,020)	(1,259)
Financial income and expenses, net	(1,724)	(2,993)	(2,411)
Financial instruments at fair value through profit or loss	289	885	(2,552)
Financial liabilities designated at fair value through profit or loss	(378)	(1,100)	2,847
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	538	403	251
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(2,486)	(2,282)	(972)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(277)	(501)	(128)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(421)	(464)	(464)
Other financial income (expenses) [member]
Disclosure of detailed information about finance income expense [line items]
Financial income	82	184	207
Financial expenses	kr (631)	kr (721)	kr (512)